NYSE

Received SEC

NOV 29 2016

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

CERTNYS
001-37955

November 29, 2016

16005148

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, $0.01 par value per share, 5.250% Mandatory Convertible Preferred Stock, Series A-1, $0.01 par value per share of NEW AMETHYST CORP. (to be renamed Envision Healthcare Corporation) under the Exchange Act of 1934.

Sincerely,

Silvio Conte